CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Apr. 28, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 5,035,414			$ 1,254,494			$ 3,475,695
Accounts receivable (includes unbilled receivables of $104,043 and $109,475 as of June 30, 2023 and December 31, 2022, respectively)	486,690			1,008,375			1,278,286
Related party receivables	32,997			31,446			13,648
Prepaid expenses and other current assets	502,380			580,086			996,602
Total Current Assets	6,057,481			2,874,401			5,764,231
Capitalized internal-use software, net	1,479,724			1,418,672			1,160,044
Goodwill	1,248,664			1,248,664			1,248,664
Intangible assets, net	214,823			251,686			201,807
Property and equipment, net	71,586			300,664			111,768
Operating lease right of use assets	205,976	$ 82,000		315,765
Other assets	11,129			2,066			178,140
Total Assets	9,289,383			6,411,918			8,664,654
Current Liabilities:
Accounts payable	773,979			945,162			304,140
Related party payables	138,352			273,176			252,773
Accrued expenses	662,459			1,099,824			1,059,532
Deferred revenue	2,698,898			1,811,680			503,433
Income tax payable	15,460			21,076
Short-term operating lease liabilities	139,056			177,795
Short-term financial liabilities	162,130			118,860
Total Current Liabilities	4,590,334			4,447,573			2,399,986
Warrant liabilities	255,954			261,569			374,694
Notes payable, plus accrued interest of $19,904 and $16,458, on June 30, 2023 and December 31, 2022, respectively	921,917			886,465			856,258
Long-term operating lease liabilities	41,978			102,407
Long-term financial liabilities				88,760
Total Liabilities	5,810,183			5,786,774			3,630,938
Commitments, Note 10
Stockholders' Equity:
Common stock $0.01 par value, 50,000,000 shares authorized, 7,989,065 and 4,910,815 shares issued, and 7,972,244 and 4,854,302 outstanding at June 30, 2023 and December 31, 2022, respectively	79,722			48,543			40,950
Additional paid-in capital	47,067,377			39,496,183			31,985,880
Stockholders' notes receivable				(18,547)			(130,267)
Accumulated other comprehensive income	188,206			237,252			183,900
Accumulated deficit	(44,017,544)			(39,299,726)			(27,208,186)
Total T Stamp Inc. Stockholders' Equity	3,317,761			463,705			4,872,277
Non-controlling interest	161,439			161,439			161,439
Total Stockholders' Equity	3,479,200		$ (1,958,970)	625,144	$ 4,949,784	$ 7,416,372	5,033,716	$ 2,073,659
Total Liabilities and Stockholders' Equity	$ 9,289,383			$ 6,411,918			$ 8,664,654